General principles and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2021
General principles and statement of compliance
Schedule of subsidiaries

As of December 31, 2021, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its subsidiary 100% owned, Inventiva Inc., for which no non-controlling interest is recognized.

	Date of incorporation	Percent of Ownership Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

Schedule of exchange differences are recognized in other comprehensive income

Exchange rate (USD per EUR)	As of December 31, 2021
Average exchange rate for the year	1.1827
Exchange rate at year end	1.1326

Schedule of consolidated financial statements

December 31, 2021			Consolidation	Inventiva
Thousands of euros	Inventiva S.A.	Inventiva Inc.	adjustments	consolidated
Net income (loss)	(50,113)	382	96	(49,635)
Total assets	121,768	4,232	(4,015)	121,985
Shareholders’ equity	88,552	404	(90)	88,866